Shareholders’ Deficit - Schedule of Obligated to Issue Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Obligated to Issue Shares [Line Items]
Shares issuable, amount	$ 61,349	$ 161,632
Shares issuable	22,052	30,632
Shares issuable to employees and consultants [Member]
Schedule of Obligated to Issue Shares [Line Items]
Shares issuable, amount	$ 49,498	$ 81,632
Shares issuable	9,931	14,305
Shares issuable to independent directors [Member]
Schedule of Obligated to Issue Shares [Line Items]
Shares issuable, amount		$ 80,000
Shares issuable		16,327
Private placement issuable [Member]
Schedule of Obligated to Issue Shares [Line Items]
Shares issuable, amount	$ 11,851
Shares issuable	12,121